Financial and capital risk management (Details 9) - Embedded Derivatives Gas Purchase [Member] - Risk Pellet Price Increase [Member] $ in Millions	Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (2)
Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(5)
Sensitivity Scenario II [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (12)